Interest and finance costs (Tables)	12 Months Ended
Dec. 31, 2011
Interest and Finance Costs [Abstract]
Schedule Of Interest And Finance Costs [Table Text Block]
	2011	2010	2009
Interest expense	$4,494	$4,642	$2,944
Amortization of financing costs	278	263	65
Commitment fees and other costs	152	308	275
Total	$4,924	$5,213	$3,284